Accounts receivable - Net: Additional information (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other current receivables	$ 1,003,793	$ 793,110
Unimpaired past due
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other current receivables	580,914	424,262
Passenger fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other current receivables	$ 615,223	$ 600,518